Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 741,111	$ 556,653
Accrued payroll and related taxes	221,774	237,404
Accounts payable and accrued expenses	$ 962,885	$ 794,057